UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

FORM N-Q

JUNE 30, 2007

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 100.1%

Education - 8.0%
$5,340,000	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 3.720%, 7/6/07 (a)	$5,340,000
4,000,000	Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Monroe Community College, Series A, LOC-JPMorgan Chase, 3.710%, 7/5/07 (a)	4,000,000
7,245,000	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, Series A, LOC-Bank of America, 3.680%, 7/5/07 (a)	7,245,000
	New York State Dormitory Authority:
	Mount Sinai School of Medicine, TECP, LOC-JPMorgan Chase:
10,348,000	3.750% due 7/9/07	10,348,000
6,950,000	3.680% due 9/4/07	6,950,000
2,500,000	3.750% due 10/1/07	2,500,000
	Revenue:
4,870,000	Certificates, Series 305, MBIA-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	4,870,000
2,000,000	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale, 3.760%, 7/4/07 (a)	2,000,000
	Cornell University:
	Series B, SPA-JPMorgan Chase:
2,230,000	3.840%, 7/2/07 (a)	2,230,000
130,000	3.700%, 7/5/07 (a)	130,000
20,000,000	TECP, 3.700%, 7/23/07 (a)	20,000,000
37,073,825	Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.610%, 7/4/07 (a)	37,073,825
13,520,000	Non-State Supported Debt, NYSARC Inc., Series B, AMBAC-Insured, SPA-Keybank N.A., 3.730%, 7/5/07 (a)	13,520,000
1,600,000	Oxford University Press Inc. LOC-Landesbank Hessen-Thuringen, 3.720%, 7/4/07 (a)	1,600,000
20,000,000	Series 1155, AMBAC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	20,000,000
15,470,000	Series PA-1088, AMBAC-Insured, FHA-Insured, SPA-Merrill Lynch Capital Services, 3.770%, 7/5/07 (a)	15,470,000
3,455,000	Series PT-3013, MBIA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	3,455,000
7,000,000	Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, Finger Lakes, Series A, LOC-Citizens Bank, 3.710%, 7/5/07 (a)	7,000,000
16,380,000	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities, Series 235, PART, MBIA-Insured, LIQ-JPMorgan Chase, 3.750%, 7/5/07 (a)	16,380,000
	Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Keuka College Project, Series A, LOC-Keybank NA:
8,175,000	3.750%, 7/5/07 (a)	8,175,000
3,150,000	3.750%, 7/5/07 (a)	3,150,000

	Total Education	191,436,825

Electric - 0.3%
7,670,000	Long Island, Power Authority, NY, Electric Systems Revenue, Series 1334, FGIC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	7,670,000

Finance - 7.4%
	New York City, NY, TFA:
	Future Tax Secured:
7,115,000	Revenue, Series A2, SPA-Bank of Nova Scotia, 3.720%, 7/4/07 (a)	7,115,000
4,000,000	Series C, SPA-Bayerische Landesbank, 3.850%, 7/2/07 (a)	4,000,000
9,500,000	Subordinated Series C2, SPA-Landesbank Hessen-Thuringen, 3.840%, 7/2/07 (a)	9,500,000
	New York City Recovery Project Revenue:

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Finance - 7.4% (continued)
	Series 1:
$12,640,000	Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.850%, 7/2/07 (a)	$12,640,000
14,515,000	Subordinated Series 1D, 3.840%, 7/2/07 (a)	14,515,000
	Series 3:
17,685,000	Subordinated Series 3-E, SPA-Landesbank Baden-Wurttemberg, 3.830%, 7/2/07 (a)	17,685,000
3,800,000	Subordinated Series 3-F, SPA-Royal Bank of Canada, 3.840%, 7/2/07 (a)	3,800,000
4,000,000	New York City Recovery, Series 3, Subordinated Series 3-G, SPA-Bank of New York, 3.710%, 7/4/07 (a)	4,000,000
5,005,000	Subordinated Series 2-F, LIQ-Bayerische Landesbank, 3.840%, 7/2/07 (a)	5,005,000
	Revenue:
4,910,000	Future Tax Secured, Series A-2, SPA-JPMorgan Chase, 3.720%, 7/4/07 (a)	4,910,000
6,300,000	New York City Recovery Project, Series 1, Subordinated Series 1A, LIQ-Landesbank Hessen-Thuringen, 3.750%, 7/4/07 (a)	6,300,000
13,320,000	Subordinated Series 2D, LIQ-Lloyds TSB Bank, 3.710%, 7/4/07 (a)	13,320,000
	New York State LGAC:
9,500,000	Refunding, Series A-5V, FSA-Insured, 3.700%, 7/4/07 (a)	9,500,000
3,900,000	Refunding, Subordinated Lien, Series 4V, FSA-Insured, SPA-Westdeustche Landesbank, 3.760%, 7/2/07 (a)	3,900,000
10,000,000	Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.730%, 7/4/07 (a)	10,000,000
	Series B:
14,300,000	LOC-Bank of Nova Scotia, 3.700%, 7/4/07 (a)	14,300,000
20,000,000	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.670%, 7/4/07 (a)	20,000,000
7,000,000	Series E, LOC-Landesbank Hessen-Thuringen, 3.650%, 7/4/07 (a)	7,000,000
	Puerto Rico, Public Finance Corp.:
6,345,000	CTFS, Series 520, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	6,345,000
2,765,000	Series 522X, MBIA-Insured, PART, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	2,765,000

	Total Finance	176,600,000

General Obligation - 10.3%
20,000,000	Enlarged Troy School District, GO, BAN, 4.250% due 7/3/08	20,090,000
3,750,000	Jericho, NY, Union Free School District, GO, TAN, 4.250% due 6/20/08	3,769,580
45,000,000	Nassau County, NY, GO, TAN, Series B, 4.000% due 10/31/07	45,072,267
	New York City, NY, GO:
305,000	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 3.730%, 7/5/07 (a)	305,000
10,000,000	Series A, Subordinated Series A-3, LOC-BNP Paribas, 3.720%, 7/4/07 (a)	10,000,000
4,200,000	Series F-6, LOC-Morgan Guaranty Trust, 3.700%, 7/4/07 (a)	4,200,000
4,000,000	Series H-5, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, TECP, 3.750% due 8/1/07	4,000,000
5,320,000	Series PT-2217, MBIA-Insured, SPA-Merrill Lynch, 3.760%, 7/5/07 (a)	5,320,000
14,045,000	Series PT-2712, FGIC-Insured, SPA-Merrill Lynch, 3.760%, 7/5/07 (a)	14,045,000
7,000,000	Series PT-3418, FSA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	7,000,000
8,520,000	New York State, Series A, LOC-Dexia Credit Local, 3.580% due 7/12/07 (b)	8,520,000
	New York, NY, GO:
	Series I:
40,350,000	Subordinated Series I-4, LOC-Bank of New York, 3.710%, 7/4/07 (a)	40,350,000
13,000,000	Subordinated Series I-7, LOC-Bank of America, 3.740%, 7/4/07 (a)	13,000,000
4,600,000	Subordinated Series I-8, LOC-Bank of America, 3.880%, 7/2/07 (a)	4,600,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
General Obligation - 10.3% (continued)
$10,000,000	Subordinated Series C-3, LOC-BNP Paribas, 3.700%, 7/4/07 (a)	$10,000,000
1,920,000	Puerto Rico Commonwealth, PA 620, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.740%, 7/5/07 (a)	1,920,000
1,760,000	Puerto Rico MFA, GO, PA 642, MBIA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.740%, 7/5/07 (a)	1,760,000
	Suffolk County, NY, GO, TAN:
40,000,000	4.000% due 8/16/07	40,024,240
4,000,000	4.250% due 8/16/07	4,002,922
8,000,000	Syosset, NY, CSD, GO, TAN, 4.000% due 6/27/08	8,022,320

	Total General Obligation	246,001,329

Government Facilities - 2.3%
	Jay Street Development Corp., NY, Courts Facility Lease Revenue:
32,500,000	New York City, Jay Street Project, Series A-1, LOC-Bank of America, 3.690%, 7/4/07 (a)	32,500,000
10,435,000	Series A-3, LOC-Depfa Bank PLC, 3.730%, 7/4/07 (a)	10,435,000
11,170,000	New York State Urban Development Corp., Revenue, MERLOT, Series N, PART, SPA-Wachovia Bank, 3.790%, 7/4/07 (a)	11,170,000

	Total Government Facilities	54,105,000

Hospitals - 7.0%
5,540,000	Essex County, NY, Industrial Development Agency Civic Facilities Revenue, Elizabethtown Community Hospital, Series A, LOC-Keybank N.A., 3.730%, 7/5/07 (a)	5,540,000
12,350,000	New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, Series A, LOC-Bank of America, 3.680%, 7/5/07 (a)	12,350,000
	New York State Dormitory Authority Revenue:
	Mental Health Facilities Improvement:
43,825,000	Series F-2A, FSA-Insured, SPA-Dexia Credit Local, 3.770%, 7/5/07 (a)	43,825,000
1,800,000	Series F-2B, FSA-Insured, 3.700%, 7/5/07 (a)	1,800,000
15,000,000	Mental Health Services Facilities, Series F-2C, FSA Insured, SPA-Dexia Credit Local, 3.680%, 7/5/07 (a)	15,000,000
	Mental Health Services:
40,050,000	Subordinated Series D-2A, MBIA-Insured, SPA-JPMorgan Chase, 3.770%, 7/5/07 (a)	40,050,000
10,500,000	Subordinated Series D-2B, FSA-Insured, SPA-Dexia Credit Local, 3.700%, 7/5/07 (a)	10,500,000
8,890,000	Oneida County, NY, Industrial Development Agency Civic Facility Revenue, Saint Elizabeth Medical Center Facility, Series A, LOC-HSBC Bank, 3.710%, 7/5/07 (a)	8,890,000
4,575,000	Onondaga County, NY, Industrial Development Agency Civic Facility Revenue, Jewish Home Project, LOC-KEYBANK NA, 3.750%, 7/5/07 (a)	4,575,000
	Orange County, NY, IDA:
2,765,000	Civic Facility Revenue, Arden Hill Hospital Project, FSA-Insured, SPA-Morgan Stanley, 3.720%, 7/5/07 (a)	2,765,000
11,050,000	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.700%, 7/5/07 (a)	11,050,000
3,350,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4057, FSA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	3,350,000
8,200,000	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank, 3.710%, 7/5/07 (a)	8,200,000

	Total Hospitals	167,895,000

Housing: Multi-Family - 11.1%
6,365,000	Clifton Park Industrial Development Agency MFH Revenue, Coburg Village Project, LIQ-FHLMC, 3.700%, 7/5/07 (a)	6,365,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Housing: Multi-Family - 11.1% (continued)
	New York City, NY, HDC:
	MFH Rent Revenue:
$5,000,000	100 Jane Street Development, Series A, FNMA-Insured, 3.710%, 7/4/07 (a)(c)	$5,000,000
12,700,000	Brittany Development, Series A, FNMA-Insured, LIQ-FNMA, 3.710%, 7/4/07 (a)(c)	12,700,000
1,550,000	First Avenue Development, Series A, FNMA-Collateralized, 3.710%, 7/4/07 (a)(c)	1,550,000
17,500,000	One Columbus Place Development, Series A, FNMA-Collateralized, 3.710%, 7/4/07 (a)(c)	17,500,000
8,000,000	Related Sierra Development, Series A, LIQ-FNMA, 3.710%, 7/4/07 (a)(c)	8,000,000
1,900,000	Tribeca Tower, Series A, FNMA-Collateralized, 3.740%, 7/4/07 (a)(c)	1,900,000
	MFH Revenue:
900,000	Morris Avenue Apartments, Series A, LOC-HSBC Bank USA N.A., 3.770%, 7/4/07 (a)(c)	900,000
3,110,000	Mtg-33 West Tremont Avenue, Series A, LOC-HSBC Bank USA N.A., 3.770%, 7/4/07 (a)(c)	3,110,000
7,840,000	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 3.770%, 7/4/07 (a)(c)	7,840,000
11,300,000	Multi-Family Highbridge Apartments, Series A, LOC-HSBC Bank USA N.A., 3.770%, 7/4/07 (a)(c)	11,300,000
6,300,000	Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, FNMA-Insured, 3.720%, 7/4/07 (a)	6,300,000
	New York State HFA:
3,000,000	240 East 39th Street Housing, Series A, LIQ-FNMA, 3.800%, 7/4/07 (a)(c)	3,000,000
	Revenue:
	350 West 43rd Street:
17,700,000	Housing A, Landesbank Hessen-Thuringen, 3.750%, 7/4/07 (a)(c)	17,700,000
4,550,000	Series A, LOC-Landesbank Hessen-Thuringen, 3.730%, 7/4/07 (a)(c)	4,550,000
2,760,000	360 West 43, Series A, FNMA-Insured, LIQ-FNMA, 3.780%, 7/4/07 (a)(c)	2,760,000
7,500,000	Victory Housing, Series 2001-A, LIQ-FHLMC, 3.780%, 7/4/07 (a)(c)	7,500,000
2,400,000	West 17th Street Housing, Series A, LOC-Landesbank Baden-Wurttemberg, 3.730%, 7/4/07 (a)(c)	2,400,000
8,000,000	Series A, SPA-FNMA, 3.760%, 7/4/07 (a)(c)	8,000,000
	Service Contract Revenue:
21,400,000	Series A, LOC-Westdeutsche Landesbank, 3.720%, 7/4/07 (a)	21,400,000
17,300,000	Series B, LOC-BNP Paribas, 3.720%, 7/4/07 (a)	17,300,000
7,000,000	Victory Housing, Series 2002-A, LIQ-FHLMC, 3.780%, 7/4/07 (a)(c)	7,000,000
15,600,000	Worth Street, Series A, LIQ-FNMA, 3.780%, 7/4/07 (a)(c)	15,600,000
	New York State Housing Finance Agency, Revenue:
7,000,000	360 West, 43-A-Remarketed 12/11/03, FNMA-Insured, 3.780%, 7/4/07 (a)(c)	7,000,000
1,300,000	1500 Lexington Associates LLC, Series A, Remarketed 4/15/04, LIQ-FNMA, 3.730%, 7/4/07 (a)(c)	1,300,000
10,000,000	MFH Secured Mortgage, Series A, LIQ-FHLMC, 3.710%, 7/4/07 (a)(c)	10,000,000
13,600,000	New York, NY, HDC Mortgage Revenue, The Crest, Series A, LOC-Landesbank Hessen-Thuringen, 3.680%, 7/4/07 (a)	13,600,000
22,800,000	New York, NY, HDC, MFH, Revenue, 90 West St., Series A, LIQ-FNMA, 3.730%, 7/4/07 (a)	22,800,000
15,555,000	Watervliet, NY, Housing Authority Revenue, Refunding, Beltrone Senior Living, Series A, LOC-Citizens Bank NA, 3.740%, 7/5/07 (a)	15,555,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Housing: Multi-Family - 11.1% (continued)
$4,500,000	Westchester County, NY, IDA, IDR, Levister Redevelopment Co. LLC, Series B, LOC-Wachovia Bank, 3.750%, 7/5/07 (a)(c)	$4,500,000

	Total Housing: Multi-Family	264,430,000

Housing: Single Family - 6.4%
	New York State Housing Finance Agency:
	Revenue:
57,400,000	188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen-Thuringen, 3.770%, 7/4/07 (a)(c)	57,400,000
16,900,000	240 East 39th Street Housing, Remarketed 12/1/00, 3.720%, 7/4/07 (a)(c)	16,900,000
2,000,000	Clinton Green North Housing, Series A, LOC-Bank of America, 3.800%, 7/4/07 (a)(c)	2,000,000
	Service Contract Revenue:
	Refunding:
25,000,000	Series C, LOC-Dexia Credit Local, 3.730%, 7/4/07 (a)	25,000,000
5,200,000	Series D, LOC-State Street Bank & Trust Co., 3.720%, 7/4/07 (a)	5,200,000
12,800,000	Series E, LOC-BNP Paribas, 3.720%, 7/4/07 (a)	12,800,000
	New York State Mortgage Agency Revenue, Homeowner Mortgage:
24,250,000	Series 115, SPA-Dexia Credit Local, 3.770%, 7/4/07 (a)(c)	24,250,000
10,000,000	Series 132, SPA-Dexia Credit Local, 3.900%, 7/2/07 (a)(c)	10,000,000

	Total Housing: Single Family	153,550,000

Industrial Development - 6.4%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
5,645,000	Albany Medical Center Hospital Project, Series A, LOC-Bank of America N.A., 3.750%, 7/5/07 (a)	5,645,000
3,020,000	Albany Medical Center Project, Series A, LOC-Bank of America N.A., 3.750%, 7/5/07 (a)	3,020,000
4,000,000	Living Residential Corporation Project, Series A, LOC-HSBC Bank USA N.A., 3.710%, 7/5/07 (a)	4,000,000
8,000,000	Teresian House, Series A, LOC-Citizens Bank NA, 3.760%, 7/5/07 (a)	8,000,000
12,045,000	Chautauqua County, NY, Industrial Development Agency, Civic Facility Revenue, JCC Development Corp. Project, Series B, LOC-Citizens Bank NA, 3.800%, 7/5/07 (a)	12,045,000
4,000,000	Clinton County, NY, Industrial Development Agency, Civic Facility Revenue, Champlain Valley Hospital Project, Series A, LOC-Keybank N.A., 3.730%, 7/5/07 (a)	4,000,000
5,805,000	Delaware County, NY, Industrial Development Agency, Civic Facility Revenue, Delaware Valley Hospital Project, Series A, LOC-HSBC Bank USA NA, 3.780%, 7/5/07 (a)	5,805,000
1,345,000	Essex County, NY, Industrial Development Agency, Civic Facilities Revenue, Refunding, Elizabethtown Community, Series B, LOC-Keybank N.A., 3.730%, 7/5/07 (a)	1,345,000
2,330,000	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA N.A., 3.900%, 7/5/07 (a)(c)	2,330,000
6,650,000	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase, 3.760%, 7/5/07 (a)	6,650,000
6,000,000	Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Continuing Development Services Inc. Project, LOC-Citizens Bank NA, 3.760%, 7/5/07 (a)	6,000,000
1,620,000	New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase, 3.870%, 7/5/07 (a)(c)	1,620,000
	New York City, NY, IDA, Revenue:
4,700,000	Children’s Oncology Society, LOC-Bank of New York, 3.770%, 7/4/07 (a)	4,700,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Industrial Development - 6.4% (continued)
$1,500,000	Civic Facilities Revenue, Lycee Francais Development NY Project, Series B, LOC-JPMorgan Chase, 3.830%, 7/2/07 (a)	$1,500,000
	New York City, NY, Industrial Development Agency, Civic Facility Revenue:
6,960,000	New York Congregational Nursing, Series A, LOC-HSBC Bank USA, 3.710%, 7/5/07 (a)	6,960,000
4,530,000	Refunding and Improvement, 07 All Stars Project, Series A, LOC-JPMorgan Chase, 3.750%, 7/5/07 (a)	4,530,000
	New York, NY, Industrial Development Agency:
5,300,000	Civic Facilities Revenue, Auditory/Oral School Project, LOC-Wachovia Bank N.A., 3.740%, 7/5/07 (a)	5,300,000
5,000,000	Civic Facility Revenue, Grace Church School Project, LOC-Wachovia Bank, 3.700%, 7/5/07 (a)	5,000,000
	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue:
	Charles T. Sitrin Health Care:
15,945,000	Series A, LOC-Keybank N.A, 3.750%, 7/5/07 (a)	15,945,000
7,000,000	Series B, LOC-Keybank N.A., 3.750%, 7/5/07 (a)	7,000,000
5,000,000	Eastern Star Hall & Home, LOC-Citizens Bank NA, 3.730%, 7/5/07 (a)	5,000,000
3,980,000	Mohawk Valley, St. Lukes, Series E, LOC-Bank of America, 3.710%, 7/5/07 (a)	3,980,000
7,195,000	Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA NA, 3.710%, 7/5/07 (a)	7,195,000
1,260,000	Ontario County, NY, IDA, IDR, Dixit Enterprises, Series B, LOC-HSBC Bank USA N.A., 3.900%, 7/5/07 (a)(c)	1,260,000
10,650,000	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal Bank of Scotland, 3.700%, 7/5/07 (a)	10,650,000
3,000,000	Riverhead, NY,IDA, Civic Facility Revenue, Central Suffolk Hospital Project , LOC-HSBC Bank USA NA, 3.750%, 8/2/07 (a)	3,000,000
2,590,000	Suffolk County, NY, IDA, IDR, Third Project Wolf Family, Series A, LOC-HSBC Bank USA N.A., 3.900%, 7/5/07 (a)(c)	2,590,000
1,600,000	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wachovia Bank, 3.730%, 7/5/07 (a)	1,600,000
4,550,000	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of New York, 3.720%, 7/5/07 (a)	4,550,000
135,000	Wyoming County IDA, IDR, American Precision Industries, Inc., LOC-HSBC Bank USA N.A., 3.900%, 7/5/07 (a)(c)	135,000

	Total Industrial Development	151,355,000

Life Care Systems - 0.8%
	New York State Dormitory Authority Revenue, Catholic Health System Obligation:
13,360,000	Series A, LOC-HSBC Bank USA, 3.710%, 7/5/07 (a)	13,360,000
5,000,000	Series C, LOC-HSBC Bank USA, 3.710%, 7/5/07 (a)	5,000,000

	Total Life Care Systems	18,360,000

Miscellaneous - 6.2%
	Hudson Yards Infrastructure Corp., NY, Revenue:
15,990,000	Series 1564, FGIC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	15,990,000
15,380,000	Series 1608, FGIC-Insured, LOC-Morgan Stanley Municipal Funding Inc., 3.780%, 7/5/07 (a)	15,380,000
52,720,000	Series 1751, FGIC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	52,720,000
9,900,000	Series 1896, FGIC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	9,900,000
53,225,000	New York State LGAC, Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.730%, 7/4/07 (a)	53,225,000

	Total Miscellaneous	147,215,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Pre-Refunded - 0.3%
$6,000,000	New York State Dormitory Authority Revenue, Long Island Jewish Medical Center, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/08 (d)	$6,132,051

Public Facilities - 2.9%
12,000,000	Buffalo, NY, Fiscal Stability Authority, BAN, Series A-1, 4.250% due 8/14/07	12,010,012
	New York City, NY, Trust for Cultural Resources, Revenue:
3,035,000	American Museum of Natural History, Series 162, AMBAC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	3,035,000
12,045,000	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.770%, 7/5/07 (a)	12,045,000
1,500,000	Series 950, FGIC-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	1,500,000
	New York State Dormitory Authority Revenue:
	Metropolitan Museum of Art:
2,000,000	Series A, 3.720%, 7/4/07 (a)	2,000,000
1,390,000	Series B, 3.720%, 7/4/07 (a)	1,390,000
	New York Public Library:
9,205,000	Series A, MBIA-Insured, SPA-Wachovia Bank, 3.690%, 7/4/07 (a)	9,205,000
8,870,000	Series B, MBIA-Insured, SPA-Wachovia Bank, 3.690%, 7/4/07 (a)	8,870,000
9,695,000	PT-1447, MBIA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	9,695,000
7,300,000	Puerto Rico Public Finance Corp. Revenue, Floats PA 552, AMBAC-Insured, SPA-Merrill Lynch, 3.740%, 7/5/07 (a)	7,300,000
1,000,000	Suffolk County, NY, Judicial Facilities Agency Service Agreement Revenue, Jonh P. Cohalan Complex, AMBAC-Insured, 5.250% due 10/15/07	1,004,157

	Total Public Facilities	68,054,169

Solid Waste - 3.9%
	New York State Environmental Facilities Corp., TECP:
35,600,000	Series 97A, Solid Waste Disposal Revenue, LOC-Bayerische Landesbank & Landesbank Hessen-Thuringen, 3.730% due 8/6/07	35,600,000
56,800,000	Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase & Landesbank Hessen-Thuringen, 3.700% due 9/5/07	56,800,000

	Total Solid Waste	92,400,000

Tax Allocation - 0.3%
7,500,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya and Banco Santander PR, 4.500% due 7/30/07	7,505,618

Transportation - 12.0%
	MTA, NY, Revenue:
13,300,000	Dedicated Tax, Series B, FSA-Insured, SPA-Dexia Credit Local, 3.700%, 7/5/07 (a)	13,300,000
20,083,500	Series 823D, FSA-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	20,083,500
18,500,000	Series PT-1077, FSA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	18,500,000
5,255,000	Series PT-2997, AMBAC-Insured, LIQ-Merrill Lynch, 3.770%, 7/5/07 (a)	5,255,000
8,950,000	Subordinated Series E-2, LOC-Fortis Bank SA, 3.680%, 7/5/07 (a)	8,950,000
3,000,000	Subordinated Series G-2, LOC-BNP Paribas, 3.850%, 7/2/07 (a)	3,000,000
	TECP, LOC-ABN AMRO:
5,000,000	3.680% due 8/1/07	5,000,000
27,500,000	3.720% due 9/7/07	27,500,000
4,545,000	MTA, NY, Service Contract Revenue, Series B, FGIC-Insured, 5.000% due 1/1/08	4,575,615
5,200,000	New York State Thruway Authority General Revenue, Series PT-2663, AMBAC-Insured, LIQ-Merrill Lynch, 3.770%, 7/5/07 (a)	5,200,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Transportation - 12.0% (continued)
$6,525,000	New York State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.770%, 7/5/07 (a)	$6,525,000
	New York State Thruway Authority, Highway & Bridge Trust Fund Revenue:
17,218,000	Series 1611, AMBAC-Insured, LOC-Morgan Stanley Municipal Funding Inc., 3.780%, 7/5/07 (a)	17,218,000
5,000,000	Series PA-1328, AMBAC-Insured, 3.770%, 7/5/07 (a)	5,000,000
	Port Authority of New York & New Jersey:
6,582,500	Series 1747, FGIC-Insured, LIQ-Morgan Stanley, 3.820%, 7/5/07 (a)(c)	6,582,500
4,605,000	Series PT-440, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)(c)	4,605,000
4,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series PA-114, MBIA-Insured, SPA-Merrill Lynch Capital Services, 3.740%, 7/5/07 (a)	4,000,000
2,800,000	Puerto Rico Highway & Transportation Authority Highway Revenue, Series 969, MBIA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	2,800,000
13,995,000	Puttable Floating Option Tax-Exempt Receipts, Port Authority New York & New Jersey, Series PT-4109, FGIC-Insured, LIQ-Merrill Lynch Capital Services, 3.780%, 7/5/07 (a)(c)	13,995,000
	Triborough Bridge & Tunnel Authority:
11,335,000	MSTC, Series 1992-72, Class A, PART, MBIA-Insured, LIQ-Bear Stearns, 3.730%, 7/5/07 (a)	11,335,000
40,315,000	Revenue, Refunding, Gem Subordinated Series B-3, SPA-Bank of America, 3.720%, 7/5/07 (a)	40,315,000
10,000,000	Triborough Bridge & Tunnel Authority, NY Revenues, Refunding, MTA Bridges Tunnels, Series AB, FSA-Insured, SPA-JPMorgan Chase, 3.720%, 7/4/07 (a)	10,000,000
	Triborough Bridge & Tunnel Authority, NY, Revenue:
4,800,000	General Series A, SPA-Dexia Credit Local, 3.730%, 7/4/07 (a)	4,800,000
	Refunding:
23,700,000	Series F, SPA-ABN AMRO Bank N.V., 3.770%, 7/5/07 (a)	23,700,000
2,000,000	Subordinated Series B-2, SPA-Dexia Credit Local, 3.770%, 7/5/07 (a)	2,000,000
18,975,000	Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.690%, 7/5/07 (a)	18,975,000
2,450,000	Series PA-1092, MBIA- Insured, SPA-Merrill Lynch Capital Services, 3.770%, 7/5/07 (a)	2,450,000

	Total Transportation	285,664,615

Utilities - 10.0%
	Long Island, NY, Power Authority:
	Electric Systems Revenue:
10,000,000	Series 1647, MBIA-Insured, LIQ-Morgan Stanley, 3.780%, 7/5/07 (a)	10,000,000
1,000,000	Series D, FSA-Insured, SPA-Dexia Credit Local, 3.680%, 7/4/07 (a)	1,000,000
3,050,000	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.680%, 7/4/07 (a)	3,050,000
	Series 1:
32,825,000	Subordinated Series 1A, LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg, 3.770%, 7/4/07 (a)	32,825,000
9,200,000	Subordinated Series 1B, LOC-State Street Bank & Trust Co., 3.840%, 7/2/07 (a)	9,200,000
18,250,000	Series 2, Subordinated Series 2A, LOC-Westdeutsche Landesbank, 3.690%, 7/4/07 (a)	18,250,000
8,735,000	Subordinated Series 3A, LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 3.670%, 7/4/07 (a)	8,735,000
	New York State Energy Research & Development Authority, Revenue, Consolidated Edison Co.:
18,075,000	Subordinated Series A-2, LOC-Wachovia Bank, 3.770%, 7/4/07 (a)	18,075,000

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Utilities - 10.0% (continued)
$23,000,000	Subordinated Series A-3, LOC-Wachovia Bank, 3.730%, 7/4/07 (a)	$23,000,000
	New York State Power Authority, TECP:
3,500,000	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.750% due 7/2/07	3,500,000
	Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank:
30,000,000	3.750% due 7/2/07	30,000,000
9,005,000	3.750% due 7/9/07	9,005,000
10,000,000	3.720% due 8/2/07	10,000,000
8,000,000	3.700% due 9/4/07	8,000,000
40,000,000	3.720% due 10/2/07	40,000,000
	Puerto Rico Electric Power Authority Revenue:
12,053,000	Series 1845, FSA-Insured, LIQ-Morgan Stanley, 3.750%, 7/5/07 (a)	12,053,000
2,690,000	Series PA-778R, FSA-Insured, LIQ-Merrill Lynch, 3.740%, 7/5/07 (a)	2,690,000

	Total Utilities	239,383,000

Water & Sewer - 4.5%
	New York City Municipal Water Authority, TECP, Series 7:
15,000,000	3.750% due 9/5/07	15,000,000
10,000,000	3.760% due 9/5/07	10,000,000
7,400,000	New York City, NY, MFA Water & Sewer System Revenue, Second General Resolution, Series CC-1, SPA-Bank of Nova Scotia, 3.830%, 7/2/07 (a)	7,400,000
	New York City, NY, Municipal Water Finance Authority:
45,500,000	Series AA-3, SPA-Dexia Credit Local, 3.740%, 7/5/07 (a)	45,500,000
6,175,000	Water & Sewer System Revenue, Series F-2, SPA-JPMorgan Chase, 3.710%, 7/4/07 (a)	6,175,000
	New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
7,190,000	Series PT-2443, AMBAC-Insured, SPA-Merrill Lynch, 3.760%, 7/5/07 (a)	7,190,000
5,235,000	Series PT-2616, MBIA-Insured, SPA-Merrill Lynch, 3.770%, 7/5/07 (a)	5,235,000
9,990,000	New York State Environmental Facilities Clean Water MSTC, PART, Series 9040, Class A, LIQ-Bear Stearns, 3.750%, 7/5/07 (a)(e)	9,990,000

	Total Water & Sewer	106,490,000

	TOTAL INVESTMENTS - 100.1% (Cost - $2,384,247,607#)	2,384,247,607
	Liabilities in Excess of Other Assets - (0.1)%	(2,031,249)

	TOTAL NET ASSETS - 100.0%	$2,382,216,358

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 11 and 12 for definitions of Ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation

See Notes to Schedule of Investments.

Western Asset New York Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	June 30, 2007

BAN	— Bond Anticipation Notes
CSD	— Central School District
CTFS	— Certificates
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
MTA	— Metropolitan Transportation Authority
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes

Ratings Table (June 30, 2007) (unaudited)

As a Percent of Total Investments

S&P/Moody’s/Fitch**
A-1	60.6%
VMIG 1	17.8
AAA/Aaa	5.2
NR	4.6
SP-1	4.0
AA/Aa	3.4
F1	2.9
A	1.0
MIG1	0.5

100.0%

**	S&P primary rating; Moodys secondary, then Fitch.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset New York Municipal Money Market Fund (formerly known as New York Money Market Portfolio) (the “Fund”) is a separate non-diversified investment fund of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 27, 2007

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: August 27, 2007